BUSINESS COMBINATION (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Ecf [Member]	Nov. 17, 2011 Ecf [Member]	Jun. 30, 2013 JHMC [Member]	Sep. 30, 2012 JHMC [Member]	Sep. 17, 2012 JHMC [Member]	Jun. 30, 2013 Jiang Men City Power A Fishery Developments Co Limited [Member]	Dec. 31, 2012 Jiang Men City Power A Fishery Developments Co Limited [Member]	Apr. 02, 2012 Jiang Men City Power A Fishery Developments Co Limited [Member]	Jan. 02, 2012 Jiang Men City Power A Fishery Developments Co Limited [Member]	Dec. 31, 2011 Jiang Men City Power A Fishery Developments Co Limited [Member]	Nov. 17, 2011 Jiang Men City Power A Fishery Developments Co Limited [Member] Tri Way Industries Limited [Member]	Sep. 30, 2012 Enping City Bi Tao A Power Fishery Development Co Limited [Member]	Nov. 17, 2011 Enping City Bi Tao A Power Fishery Development Co Limited [Member]	Nov. 17, 2011 Enping City Bi Tao A Power Fishery Development Co Limited [Member] Tri Way Industries Limited [Member]	Feb. 28, 2011 Enping City Bi Tao A Power Fishery Development Co Limited [Member] Tri Way Industries Limited [Member]	Jan. 31, 2012 Enping City Power Cattle Farm Co Limited [Member]
Percentage Of Minority Interest In Joint Ventures						75.00%					50.00%		25.00%		25.00%		25.00%
Equity Method Investments	$ 0	$ 1,258,607	$ 2,944,176		$ 400,000		$ 4,020,665			$ 1,702,580	$ 1,702,580	$ 1,258,607		$ 2,944,176				$ 1,076,489
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable											$ 1,662,365
Percentage Of Addition Minority Interest In Joint Ventures						75.00%			25.00%	25.00%	25.00%
Percentage Of Withdrawal Of Minority Interest In Joint Venture			25.00%	25.00%										25.00%		25.00%
Percentage Of Right To Bo Acquire Minority Interest In Joint Venture								75.00%	75.00%